COMMITMENTS, GUARANTEES AND CONTINGENCIES - Schedule of Potential Amount of Future Payments (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Guarantor Obligations [Line Items]
Total Guarantees and Other Assurances	$ 47	$ 26	$ 21
Percent of face amount of debt		100.00%
Curing period		30 days
Surety Bonds
Guarantor Obligations [Line Items]
Total Guarantees and Other Assurances	$ 34	$ 20	21
Percent of face amount of debt	100.00%	60.00%
Capped portion of surety bond obligations	$ 1	$ 1	1
Curing period	30 days
Maximum capped percentage of face amount of debt	60.00%
LOCs
Guarantor Obligations [Line Items]
Total Guarantees and Other Assurances	$ 13	$ 6	$ 0